Commitments and contingencies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Commitments and contingencies
Rent expense on operating leases incurred	$ 3.4	$ 2.8	$ 2.3
Minimum
Commitments and contingencies
Lease expiration term	1 year
Maximum
Commitments and contingencies
Lease expiration term	7 years